Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2020
Disclosure of information about key management personnel [text block] [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL
8.	REMUNERATION OF KEY MANAGEMENT PERSONNEL

$’000	Year ended December 31,
	2020				2019				2018
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Salary
G. Cerrone (1)	170	13,588	-	155	102	182	-	296	124	-
R. Dalla-Favera	-	-	-	-	3	-	-	-	26	-
Willy Simon	49	-	-	31	48	-	-	-	51	-
Gregor MacRae	27	-	-	-	-	-	-	-	-	-
J Brancaccio	22	-	-	31	-	-	-	-	-	-
K. Shailubhai (2)	-	210	600	2,069	-	210	600	695	-	105
	268	13,798	600	2,286	153	392	600	991	201	105

(1)	Gabriele Cerrone’s 2020 bonus includes a $13.2m realization bonus; his 2019 bonus covers the period June 9, 2016 to December 31, 2019
(2)	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.

The following share options were granted to directors in the following periods:

	Year ended December 31,
	2020	2019	2018
	Number of options	Number of options	Number of options

G. Cerrone	1,800,000	-	550,000
K. Shailubhai	-	-	6,500,000
L. Zanbeletti	-	-	550,000
W.Simon	250,000	-	-
J. Brancaccio	250,000	-	-
	2,300,000	-	7,600,000

The key management personnel of the Group are considered to be represented by the directors and officers of the Company.

No director has yet benefitted from any increase in the value of share capital since issuance of the options.

2,319,225 share options were exercised by directors in the year for an intrinsic gain of $4.1m.

The Company made $10k (2019: $16k) of payments to a defined contribution pension schemes on behalf of directors or employees.